Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents
15.	Cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash on hand	7	8
Cash at banks, including
— in Russian rubles	617	683
— in U.S. dollars	1,377	482
— in euro	305	404
— in other currencies	146	109
Other cash and cash equivalents	0	3

Total cash and cash equivalents	2,452	1,689

For the purpose of the consolidated statement of cash flows, bank overdrafts are deducted from cash and cash equivalents in the amount of RUB1,229 million and RUB 236 million as of December 31, 2017 and 2016, respectively. As of December 31, 2017 and 2016, the Group had short-term deposits included in cash at banks of RUB 1,062 million and nil, respectively. As of December 31, 2017 and 2016, the amount of RUB 24 million and RUB 24 million, respectively, was restricted for use by regulatory requirements. As of December 31, 2017 and 2016, the Group had available RUB 475 million and RUB 373 million, respectively, of undrawn committed borrowing facilities.

Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash changes:

	Interest-bearing loans and borrowings	Finance lease liabilities	Deferred payments for acquisition of assets	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2014	395,864	15,359	—	—	—	15,888
Cash flows	(24,775)	(4,309)	—	—	—	(4,819)
Foreign exchange movement	65,568	481	—	—	—	3,730
Changes in fair value	—	—	—	—	—	—
Other changes, including interest	59,325	2,457	—	—	—	—
At December 31, 2015	495,982	13,988	—	—	—	14,799
Cash flows	(70,084)	(5,217)	—	34,300	—	(4,732)
Foreign exchange movement	(25,303)	(351)	—	—	—	(2,035)
Changes in fair value	—	—	—	1,898	—	—
Other changes, including interest	45,214	2,176	1,052	—	—	—
At December 31, 2016	445,809	10,596	1,052	36,198	—	8,032
Cash flows	(42,480)	(4,801)	(455)	0	0	(3,652)
Foreign exchange movement	(3,942)	(67)	0	0	0	(370)
Changes in fair value	0	0	0	4,062	(81)	0
Other changes, including interest	40,506	3,626	1,083	0	815	0
At December 31, 2017	439,893	9,354	1,680	40,260	734	4,010

The table above does not include dividends paid of RUB 978 million, RUB 7 million and RUB 5 million, acquisition of non-controlling interests in subsidiaries of RUB 3,358 million, nil and RUB 1 million and fines and penalties on overdue finance leases of RUB 13 million, RUB 129 million and RUB 524 million for the years ended December 31, 2017, 2016 and 2015, respectively. The amounts presented in other changes are primarily attributable to interest accrued of RUR 41,528 million, RUR 45,664 million and RUR 40,337 million for the years ended December 31, 2017, 2016 and 2015, respectively.